Annual Fund Operating Expenses - Dunham Monthly Distribution Fund	Nov. 10, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Dunham Monthly Distribution Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.26%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.90%
Component2 Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	2.63%
Dunham Monthly Distribution Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.26%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.90%
Component2 Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	3.38%
Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.26%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.90%
Component2 Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	2.38%

[1]	Management Fees have been restated to reflect a new benchmark index that is effective November 1, 2025. The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.22% to 0.98%, based on the Fund’s performance relative to the S&P Merger Arbitrage Total Return Local Currency Index, the Fund’s benchmark.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.